CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Redeemable Convertible Series F Preferred Stock	Convertible Series D Preferred Stock	Convertible Series C Preferred Stock	Redeemable Convertible Series B Preferred Stock	Common Stock	Additional Paid-In Capital	Warrants	Accumulated Deficit	Total
Balance at Dec. 31, 2015				$ 1,363,200
Balance (Shares) at Dec. 31, 2015				4,500
Balance at Dec. 31, 2015					$ 19,903	$ 6,086,987	$ 759,386	$ (7,758,480)	$ (892,204)
Balance (in shares) at Dec. 31, 2015					19,903,163
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock warrants issued for services							78,325		78,325
Stock based compensation expense						706,368			706,368
Issuance of Series D Preferred Stock net of issuance costs of $183,343			$ 407,669
Issuance of Series D Preferred Stock net of issuance costs of $183,343 (in shares)			500
Conversion of Series B Preferred Stock and conversion liability into common stock at $0.80 and $0.40 per share for December 31, 2016 and $0.25 and $0.15 per share for December 31, 2017				$ (193,537)	$ 1,162	206,207			207,369
Conversion of Series B Preferred Stock and conversion liability into common stock at $0.80 and $0.40 per share for December 31, 2016 and $0.25 and $0.15 per share for December 31, 2017 (in shares)				(469)	1,162,500
Conversion of Series C Preferred Stock to common stock at $0.40 and $0.25 per share for December 31, 2016 and 2017 respectively			$ (114,000)		$ 398	113,602			114,000
Conversion of Series C Preferred Stock to common stock at $0.40 and $0.25 per share for December 31, 2016 and 2017 respectively (in shares)			(114)		397,500
Beneficial conversion feature upon issuance of Series C Preferred Stock						325,000			325,000
Deemed dividend from beneficial conversion feature of Series C Preferred Stock						(325,000)			(325,000)
Issuance of common stock for license					$ 100	49,900			50,000
Issuance of common stock for license (in shares)					100,000
Net loss for the year								(3,178,093)	(3,178,093)
Balance at Dec. 31, 2016					$ 21,563	7,163,064	837,711	(10,936,573)	$ (2,914,235)
Balance (in shares) at Dec. 31, 2016					21,563,163				21,563,163
Balance at Dec. 31, 2016			$ 293,669	$ 1,169,663
Balance (Shares) at Dec. 31, 2016			386	4,031
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for services					$ 605	186,945			$ 187,550
Common stock issued for services (in shares)					605,000
Common stock warrants issued for services							145,200		145,200
Stock based compensation expense						608,676			608,676
Issuance of Series D Preferred Stock net of issuance costs of $183,343		$ 1,016,657
Issuance of Series D Preferred Stock net of issuance costs of $183,343 (in shares)		1,200
Issuance of Series F Preferred Stock net of issuance costs of $118,855	$ 1,881,245
Issuance of Series F Preferred Stock net of issuance costs of $118,855 (in shares)	2,000
Series F put option liability	$ 103,364
Conversion of Series B Preferred Stock and conversion liability into common stock at $0.80 and $0.40 per share for December 31, 2016 and $0.25 and $0.15 per share for December 31, 2017				$ (347,462)	$ 5,911	350,810			356,721
Conversion of Series B Preferred Stock and conversion liability into common stock at $0.80 and $0.40 per share for December 31, 2016 and $0.25 and $0.15 per share for December 31, 2017 (in shares)				(1,197.45)	5,910,666
Conversion of Series C Preferred Stock to common stock at $0.40 and $0.25 per share for December 31, 2016 and 2017 respectively			$ (293,669)		$ 1,544	292,125			293,669
Conversion of Series C Preferred Stock to common stock at $0.40 and $0.25 per share for December 31, 2016 and 2017 respectively (in shares)			(386)		1,544,000
Conversion of Series D Preferred Stock to common stock at $0.25 per share		$ (847,211)			$ 4,000	843,210			847,211
Conversion of Series D Preferred Stock to common stock at $0.25 per share (in shares)		(1,000)			4,000,000
Beneficial conversion feature upon issuance of Series C Preferred Stock						175,000			175,000
Deemed dividend from beneficial conversion feature of Series C Preferred Stock						(175,000)			(175,000)
Beneficial conversion feature upon issuance of Series D Preferred Stock						536,000			536,000
Deemed dividend from beneficial conversion feature of Series D Preferred Stock						(536,000)			(536,000)
Beneficial conversion feature upon issuance of Series F Preferred Stock						333,000			333,000
Deemed dividend from beneficial conversion feature of Series F Preferred Stock						(333,000)			(333,000)
Net loss for the year								(3,094,298)	(3,094,298)
Balance at Dec. 31, 2017					$ 33,623	$ 9,444,831	$ 982,911	$ (14,030,871)	$ (3,569,506)
Balance (in shares) at Dec. 31, 2017					33,622,829				33,622,829
Balance at Dec. 31, 2017	$ 1,777,781	$ 169,446		$ 822,201
Balance (Shares) at Dec. 31, 2017	2,000	200	0	2,833.55